Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0625	$ 0.0625
Ordinary shares, shares authorized (in Shares)	[1]	400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	[1]	2,865,936	2,298,365
Ordinary shares, shares outstanding (in Shares)	[1]	2,865,936	2,298,365
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0625	$ 0.0625
Ordinary shares, shares authorized (in Shares)	[1]	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	[1]	139,942	58,861
Ordinary shares, shares outstanding (in Shares)	[1]	139,942	58,861

[1]	The Company completed a 25-for-1 share consolidation of its Class A and Class B ordinary shares on May 5, 2025 and September 8, 2025, respectively.